DEFINED CONTRIBUTION PLAN, INTERMEX HOLDINGS, INC. (FY) (Details) - Intermex Holdings, Inc. and Subsidiaries [Member] - Other Selling, General and Administrative Expenses [Member] - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Contribution Plan [Abstract]
Defined benefit plan, employer contribution		$ 96,563
Predecessor [Member]
Defined Contribution Plan [Abstract]
Defined benefit plan, employer contribution	$ 10,022		$ 70,097	$ 54,596